Consolidated Statements of Equity (Unaudited) - USD ($) shares in Millions, $ in Millions	Total		Preferred Stock	Common Stock	Retained Earnings	AOCI	Total Shareholders' Equity
Beginning balance at Dec. 31, 2021	$ 27,308		$ 1,783	$ 21,610	$ 5,373	$ (1,458)	$ 27,308
Beginning balance (in shares) at Dec. 31, 2021			2	810
Net income including noncontrolling interests	711				711		711
Issuance of stock	45			$ 45			45
Issuance of stock (in shares)				1
Stock awards (net of change in unearned compensation)	2			$ 2			2
Preferred stock dividends (see Note 16)	(27)				(27)		(27)
Common stock dividends and distributions	(541)				(541)		(541)
Other comprehensive income, net of tax	22					22	22
Ending balance at Mar. 31, 2022	27,520		$ 1,783	$ 21,657	5,516	(1,436)	27,520
Ending balance (in shares) at Mar. 31, 2022			2	811
Beginning balance at Dec. 31, 2022	27,881	[1]	$ 1,783	$ 23,605	4,065	(1,572)	27,881
Beginning balance (in shares) at Dec. 31, 2022			2	835
Net income including noncontrolling interests	997				997		997
Issuance of stock	43			$ 43			43
Issuance of stock (in shares)				1
Stock awards (net of change in unearned compensation)	4			$ 4			4
Preferred stock dividends (see Note 16)	(20)				(20)		(20)
Common stock dividends and distributions	(557)				(557)		(557)
Other comprehensive income, net of tax	7					7	7
Other	1				1		1
Ending balance at Mar. 31, 2023	$ 28,356		$ 1,783	$ 23,652	$ 4,486	$ (1,565)	$ 28,356
Ending balance (in shares) at Mar. 31, 2023			2	836

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.